DEBT, Narrative (Details)									5 Months Ended	7 Months Ended	12 Months Ended
		Jan. 23, 2020 USD ($)	Sep. 11, 2019 USD ($)	Jul. 24, 2019 USD ($)	Jun. 01, 2019 GBP (£)	Jan. 31, 2017	Dec. 31, 2016	Oct. 12, 2012	Mar. 31, 2020 USD ($) Aircraft Subsidiaries Loan $ / shares	Oct. 31, 2019 USD ($)	Mar. 31, 2020 USD ($) Aircraft Subsidiaries Loan Tranches $ / shares	Mar. 31, 2020 GBP (£) Aircraft Loan Tranches	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2020 GBP (£) Aircraft Subsidiaries Loan	Sep. 30, 2019	Aug. 12, 2019 USD ($)	May 10, 2019 USD ($)	Apr. 17, 2018 USD ($)	Dec. 13, 2017
Debt [Abstract]
Interest rate										8.75%								8.75%
Proceeds from borrowings									$ 0	$ 225,585,000			$ 470,000	$ 896,874,000
Total debt									561,124,000		$ 561,124,000		1,448,624,000
Proceeds from rights offering				$ 385,000,000
Fair value of total debt									505,038,000	586,400,000	505,038,000		942,956,000
Proceeds from warrant transactions									0	0			0	30,259,000
Interest paid									20,900,000	41,400,000			100,600,000	78,100,000
Unamortized discount									50,700,000		50,700,000
Capitalized interest cost									0	200,000			2,400,000	3,400,000
Aggregate hedge transactions cost									0	$ 0			0	$ 40,393,000
Borrowed amount of DIP credit agreement									$ 150,000,000		$ 150,000,000
Borrowed amount of DIP credit agreement interest rate									8.50%		8.50%				8.50%
Common Stock
Debt [Abstract]
Rights offering shares, percentage				91.825%
Preferred Stock
Debt [Abstract]
Rights offering shares, percentage				8.175%
Secured Rights Offering
Debt [Abstract]
Proceeds from rights offering				$ 347,500,000
Unsecured Rights Offering
Debt [Abstract]
Proceeds from rights offering				$ 37,500,000
8.75% Senior Secured Notes due 2023
Debt [Abstract]
Interest rate																8.75%
8.75% Senior Secured Notes due 2023 | Secured Rights Offering
Debt [Abstract]
Proceeds from rights offering											$ 37,500,000
Rights offering shares, percentage				99.30%
4.5% Convertible Senior Notes due 2023
Debt [Abstract]
Interest rate									4.50%	4.50%	4.50%				4.50%
DIP Credit Agreement
Debt [Abstract]
Total debt				$ 150,000,000
Lombard Debt
Debt [Abstract]
Fair value of total debt									$ 145,300,000		$ 145,300,000
Fair value of debt discount									30,600,000		30,600,000
Fair value of debt discount par									175,900,000		175,900,000
Macquarie Debt
Debt [Abstract]
Fair value of total debt									151,500,000		151,500,000
Fair value of debt discount									12,600,000		12,600,000
Fair value of debt discount par									164,000,000		164,000,000
PK Air Debt
Debt [Abstract]
Total debt									230,000,000		230,000,000
Fair value of total debt									206,100,000		206,100,000
Fair value of debt discount									13,800,000		13,800,000
Fair value of debt discount par									$ 219,900,000		$ 219,900,000
Humberside Debt
Debt [Abstract]
Interest rate									1.94%		1.94%				1.94%
Total debt | £															£ 600,000
Debt with drawn | £					£ 300,000
Repayments of debt | £												£ 15,000
Frequency of periodic payment											Quarterly	Quarterly
Maturity date											Dec. 31, 2024	Dec. 31, 2024
6.25% Senior Notes due 2022
Debt [Abstract]
Interest rate										6.25%
6.25% Senior Notes due 2022 | Unsecured Rights Offering
Debt [Abstract]
Rights offering shares, percentage				73.60%
Term Loan
Debt [Abstract]
Total debt									$ 61,500,000		$ 61,500,000		0
Fair value of total debt									$ 56,894,000		$ 56,894,000		$ 0
Term Loan | 2019 Term Loan
Debt [Abstract]
Total debt																		$ 75,000,000
Maturity date											May 10, 2022	May 10, 2022
Term Loan | 2019 Term Loan | Eurodollar
Debt [Abstract]
Basis spread on variable rate											8.00%	8.00%
Term Loan | 2019 Term Loan | Eurodollar | Maximum
Debt [Abstract]
Basis spread on variable rate											9.00%	9.00%
Term Loan | 2019 Term Loan | Base Rate
Debt [Abstract]
Basis spread on variable rate											7.00%	7.00%
Term Loan | 2019 Term Loan | Base Rate | Maximum
Debt [Abstract]
Basis spread on variable rate											8.00%	8.00%
Revolving Credit Facility | ABL Facility
Debt [Abstract]
Number of borrowers | Subsidiaries									2		2				2
Aggregate amount																			$ 75,000,000
Availability block capacity									$ 15,000,000		$ 15,000,000
Maximum borrowing capacity		$ 112,500,000							115,000,000		$ 115,000,000								$ 100,000,000
Terms of debt instruments		5 years									5 years	5 years
Commitment letter date		Jul. 23, 2020
Total debt									0		$ 0
Aggregate face amount									16,200,000		16,200,000
Senior Notes | 8.75% Senior Secured Notes due 2023
Debt [Abstract]
face amount									$ 350,000,000		$ 350,000,000
Interest rate									8.75%		8.75%		8.75%		8.75%
Proceeds from borrowings											$ 346,600,000
Number of aircraft pledged as collateral | Aircraft											77	77
Mandatory redemption amount									$ 125,000,000		$ 125,000,000
Total debt	[1],[2]								0		$ 0		$ 347,400,000
Basis spread on variable rate											8.75%	8.75%
Percentage of outstanding balance in cash			97.00%
Rights offering shares, percentage			3.00%
Unsolicited tender offer gross amount																	$ 75,000,000
Repayments of debt			$ 74,800,000
Maturity date											Jun. 01, 2023	Jun. 01, 2023
Fair value of total debt	[1],[2]								0		$ 0		252,000,000
Interest unpaid			$ 200,000
Unamortized discount													$ 2,600,000
Additional paid in capital and interest expenses									56,900,000		56,900,000
Repayment of debt principal and interest											75,000,000
Senior Notes | 8.75% Senior Secured Notes due 2023 | Unsecured Rights Offering
Debt [Abstract]
Total debt									112,500,000		112,500,000
Senior Notes | 6.25% Senior Notes due 2022
Debt [Abstract]
face amount									$ 450,000,000		$ 450,000,000
Interest rate									6.25%		6.25%		6.25%		6.25%
Total debt	[2]								$ 0		$ 0		$ 401,535,000
Maturity date								Oct. 15, 2022
Fair value of total debt	[2]								0		0		75,288,000
Total contractual interest expense										$ 14,600,000
Interest expenses										11,900,000
Unamortized discount											2,400,000
Convertible Debt | 4.5% Convertible Senior Notes due 2023
Debt [Abstract]
face amount									$ 143,800,000		$ 143,800,000		$ 143,750,000
Interest rate									4.50%		4.50%		4.50%		4.50%
Total debt	[2],[3]								$ 0		$ 0		$ 112,944,000
Maturity date											Jun. 01, 2023	Jun. 01, 2023
Fair value of total debt	[2],[3]								$ 0		$ 0		$ 28,923,000
Initial conversion price | $ / shares									$ 15.64		$ 15.64
Proceeds from warrant transactions											$ 30,300,000
Strike price warrant transactions | $ / shares									$ 20.02		$ 20.02
Strike price percentage difference from specific date																				60.00%
Conversion ratio											63.9488	63.9488
Conversion per principal amount											$ 1,000
Interest rate									11.00%		11.00%		11.00%		11.00%
Unamortized discount													$ 30,806,000
Total contractual interest expense										3,800,000
Interest expenses										$ 3,100,000
Unamortized discount											$ 30,200,000
Deferred financing fees included in reorganization items											2,300,000
Aggregate hedge transactions cost											$ 40,400,000
Secured Debt | 8.75% Senior Secured Notes due 2023
Debt [Abstract]
Interest rate										8.75%
Secured Debt | Lombard Debt
Debt [Abstract]
Terms of debt instruments											7 years	7 years
face amount									$ 200,000,000		$ 200,000,000
Number of debt borrowings | Loan											2	2
Total debt	[4]								136,180,000		$ 136,180,000		183,450,000
Basis spread on variable rate											2.25%	2.25%
Maturity date						Jan. 31, 2024	Dec. 31, 2023
Fair value of total debt	[4]								$ 122,165,000		$ 122,165,000		$ 183,450,000
Interest rate									2.85%		2.85%		3.10%		2.85%
Unamortized discount									$ 26,400,000		$ 26,400,000
Secured Debt | Lombard Debt Tranche One
Debt [Abstract]
Proceeds from borrowings											109,900,000	£ 89,100,000
Repayments of debt											$ 4,500,000	£ 3,700,000
Number of aircraft financed | Aircraft											3	3
Secured Debt | Lombard Debt Tranche Two
Debt [Abstract]
Proceeds from borrowings											$ 90,100,000	£ 72,400,000
Number of aircraft financed | Aircraft											5	5
Secured Debt | Macquarie Debt
Debt [Abstract]
Number of leased aircraft | Aircraft									5		5				5
Terms of debt instruments											5 years	5 years
face amount									$ 200,000,000		$ 200,000,000
Number of aircraft pledged as collateral | Aircraft											20	20
Total debt	[4]								148,165,000		$ 148,165,000		$ 171,028,000
Basis spread on variable rate											5.35%	5.35%
Maturity date											Mar. 31, 2022	Mar. 31, 2022
Fair value of total debt	[4]								$ 138,133,000		$ 138,133,000		$ 171,028,000
Interest rate									6.93%		6.93%		7.87%		6.93%
Unamortized discount									$ 11,100,000		$ 11,100,000
Secured Debt | Macquarie Debt | Minimum
Debt [Abstract]
Operating lease, term of contract									60 months		60 months				60 months
Secured Debt | Macquarie Debt | Maximum
Debt [Abstract]
Operating lease, term of contract									63 months		63 months				63 months
Secured Debt | PK Air Debt
Debt [Abstract]
Terms of debt instruments											70 months	70 months
face amount									$ 230,000,000		$ 230,000,000
Total debt	[4]								207,326,000		207,326,000		$ 212,041,000
Fair value of total debt	[4]								$ 180,290,000		$ 180,290,000		212,041,000
Interest rate									5.84%		5.84%				5.84%
Unamortized discount									$ 12,600,000		$ 12,600,000
Number of loans | Loan									24		24				24
Number of tranches | Tranches											2	2
Debt instrument payment period											7 months	7 months
Final payment percentage of initial amount											53.00%	53.00%
Extension of original maturity date											18 months	18 months
Secured Debt | PK Air Debt | Omnibus Agreement
Debt [Abstract]
Number of loans | Loan									24		24				24
Interest payment period											6 months	6 months
Additional debt amount									$ 17,300,000		$ 17,300,000
Balloon amount									104,200,000		$ 104,200,000
Secured Debt | PK Air Debt | One-Month LIBOR
Debt [Abstract]
Basis spread on variable rate											5.00%	5.00%
Number of days											2 days	2 days
Notional amount on interest rate swap											12 months	12 months
Description of variable rate basis											One-Month LIBOR	One-Month LIBOR
Other Debt
Debt [Abstract]
Repayments of debt													$ 400,000
Maturity date													May 31, 2021
Other Debt | Airnorth Debt
Debt [Abstract]
Total debt	[4]								7,618,000		$ 7,618,000		$ 11,058,000
Basis spread on variable rate											2.85%	2.85%
Maturity date											Apr. 30, 2023	Apr. 30, 2023
Fair value of total debt	[4]								7,221,000		$ 7,221,000		$ 11,058,000
Unamortized discount									$ 600,000		$ 600,000

[1]	The carrying value is net of unamortized discount of $2.6 million as of March 31, 2019 (Predecessor).
[2]	These debt instruments were settled in accordance with the Plan. See Note 8 for further details.
[3]	The carrying value is net of unamortized discount of $30.8 million as of March 31, 2019 (Predecessor).
[4]	In connection with the Company's emergence from bankruptcy and the application of ASC 852, the Company adjusted debt to its respective fair value at the Effective Date by a reduction of $57.7 million. The unamortized discounts as of March 31, 2020 (Successor) were as follows: $26.4 million for the Lombard Debt, $11.1 million for the Macquarie Debt, $12.6 million for the PK Air Debt and $0.6 million for the Airnorth Debt.